UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

U.S. TREASURY RESERVES PORTFOLIO

FORM N-Q
NOVEMBER 30, 2009

U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 105.6%
U.S. Treasury Obligations — 105.6%
U.S. Treasury Coupon Obligations — 9.3%
	U.S. Treasury Notes:
$425,500,000	3.500% due 12/15/09	$426,044,813
627,000,000	3.250% due 12/31/09	628,560,759
469,000,000	3.625% due 1/15/10	471,000,405
435,000,000	1.750% due 3/31/10	437,248,846
100,000,000	2.125% due 4/30/10	100,804,423
50,550,000	2.875% due 6/30/10	51,206,776

	Total U.S. Treasury Coupon Obligations	2,114,866,022

U.S. Treasury Bills — 96.3%
	U.S. Treasury Bills:
1,311,372,000	0.035% - 0.290% due 12/3/09 (a)	1,311,364,099
3,158,625,000	0.050% - 0.346% due 12/10/09 (a)	3,158,523,182
2,159,950,000	0.042% - 0.709% due 12/17/09 (a)	2,159,781,886
2,387,575,000	0.050% - 0.336% due 12/24/09 (a)	2,387,420,481
1,266,500,000	0.100% - 0.351% due 12/31/09 (a)	1,266,332,689
1,200,000,000	0.070% - 0.275% due 1/7/10 (a)	1,199,868,960
1,107,225,000	0.070% - 0.270% due 1/14/10 (a)	1,107,066,106
1,450,000,000	0.075% - 0.285% due 1/21/10 (a)	1,449,764,481
863,207,000	0.052% - 0.075% due 1/28/10 (a)	863,109,631
500,000,000	0.075% - 0.275% due 2/4/10 (a)	499,842,014
350,000,000	0.285% - 0.614% due 2/11/10 (a)	349,735,500
239,520,000	0.270% due 2/18/10 (a)	239,378,084
392,890,000	0.040% - 0.255% due 2/25/10 (a)	392,724,054
984,950,000	0.050% - 0.240% due 3/4/10 (a)	984,696,899
418,300,000	0.225% - 0.705% due 3/11/10 (a)	417,936,131
21,945,000	0.210% due 3/18/10 (a)	21,931,303
433,600,000	0.190% - 0.200% due 3/25/10 (a)	433,329,617
46,840,000	0.502% due 4/1/10 (a)	46,761,283
350,000,000	0.155% - 0.594% due 4/8/10 (a)	349,652,444
200,000,000	0.155% due 4/15/10 (a)	199,883,750
200,000,000	0.170% due 4/22/10 (a)	199,865,890
250,000,000	0.175% - 0.185% due 4/29/10 (a)	249,812,715
315,490,000	0.170% - 0.533% due 5/6/10 (a)	314,945,589
373,785,000	0.155% - 0.165% due 5/13/10 (a)	373,511,769
714,404,000	0.127% - 0.165% due 5/20/10 (a)	713,859,388
551,600,000	0.140% due 5/27/10 (a)	551,220,315
550,000,000	0.145% due 6/3/10 (a)	549,589,236
50,000,000	0.543% due 6/10/10 (a)	49,856,750
50,000,000	0.548% due 7/1/10 (a)	49,839,528

	Total U.S. Treasury Bills	21,891,603,774

	TOTAL INVESTMENTS — 105.6% (Cost — $24,006,469,796#)	24,006,469,796
	Liabilities in Excess of Other Assets — (5.6)%	(1,277,613,489)

	TOTAL NET ASSETS — 100.0%	$22,728,856,307

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$24,006,469,796	—	$24,006,469,796

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in swaps, options, or futures and does not have any current intention to do so in the future.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 19, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: January 19, 2010